Note 14 - Income Taxes	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 14 - Income Taxes

The components of income tax expense for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	2024	2023
Federal:
Current	$652	$128
Deferred	97	351
Total federal	749	479
State, current	441	749
Total	$1,190	$1,228

The following table presents the reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 21% to income before taxes for the years ended December 31, 2024 and 2023, respectively, as follows (in thousands):

	2024		2023
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$837	21.0%	$682	21.0%
State tax, net of federal benefit	349	8.7	592	18.2
Stock compensation expense	26	0.7	(28)	(0.9)
Other	(22)	(0.6)	(18)	(0.5)
Total	$1,190	29.8%	$1,228	37.8%

The components of the net deferred tax asset at December 31, 2024 and 2023 are as follows (in thousands):

	2024	2023
Deferred tax assets:
Allowance for credit losses	$1,360	$1,419
Deferred loan fees	83	162
Stock-based compensation	16	11
Unrealized loss on investment securities available for sale	-	3
Interest on non-accrual loans	119	1
Total deferred tax assets	1,578	1,596

Deferred tax liabilities:
Bank premises and equipment	(327)	(249)
Intangible	(32)	(28)
Total deferred tax liabilities	(359)	(277)

Net Deferred Tax Asset	$1,219	$1,319

The net deferred tax asset at December 31, 2024 and 2023 of $1.2 million and $1.3 million, respectively, is included in other assets. No valuation allowance was established at December 31, 2024 and 2023, in view of the Company’s tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.